                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


         PRE-EFFECTIVE AMENDMENT NO.______

                                                         [ ]


     POST-EFFECTIVE AMENDMENT NO. 4                      [X]



    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]



                           AMENDMENT NO. 5               [X]


(Check Appropriate Box or Boxes)

                       AMERICAN HERITAGE GROWTH FUND, INC.
               (Exact Name of Registrant as specified in Charter)

1370 AVENUE OF THE AMERICAS, NEW YORK, NY             10019
(Address of Principal Executive Offices)          (Zip Code)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 212-397-3900

       JONATHAN B. REISMAN, 5100 TOWN CENTER CIRCLE, BOCA RATON, FL 33486
                     (Name and Address of Agent for Service)


REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION 24(f) OF THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT'S RULE 24f-2 NOTICE FOR ITS FISCAL YEAR ENDED JANUARY 31, 1997 WAS FILED IN MARCH 1997.






IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


[ ]      IMMEDIATELY  UPON FILING               [ ]      ON  (DATE) PURSUANT TO
         PURSUANT TO PARAGRAPH (b)                       PARAGRAPH (b)



[X]      60 DAYS AFTER FILING                   [ ]      ON (DATE) PURSUANT TO
         PURSUANT TO PARAGRAPH                           PARAGRAPH (a)(1)
         (a)(1)



[ ]      75 DAYS AFTER FILING                   [ ]      ON  (DATE) PURSUANT TO
         PURSUANT TO PARAGRAPH                           PARAGRAPH (a)(2) OF
         (a)(1)                                          RULE 485




IF APPROPRIATE, CHECK THE FOLLOWING BOX:


[ ]     THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE

    FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                     PART A

                                   PROSPECTUS

                       AMERICAN HERITAGE GROWTH FUND, INC.


                              A NO-LOAD MUTUAL FUND

              A diversified, open-end management investment company

           having an investment objective of seeking growth of capital

                           1370 Avenue of the Americas
                            New York, New York 10019
                                 (212) 397-3900
                                 (800) 828-5050

         AMERICAN HERITAGE GROWTH FUND, INC. (the "Fund") is a no-load mutual fund. The Fund is designed for investors who desire to participate in a carefully supervised program of seeking growth of capital. The Fund will seek growth of capital by investing primarily in common stocks and securities convertible into or exchangeable for common stocks. Although the Fund intends to invest primarily in securities issued by companies with medium and large market capitalizations, the Fund has and intends to continue to invest in securities issued by small and virtually unknown companies, including companies that have never earned a profit.


     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. A Statement of Additional Information dated *________*, 1997, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing to the Fund at the address set forth above or by calling the Fund at either of the above telephone numbers. The Statement of Additional Information is incorporated by reference into the Prospectus. The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.


             THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


             THE DATE OF THIS PROSPECTUS IS *________*, 1997

                                TABLE OF CONTENTS

                                                                        PAGE NO.

Expense Summary .................................

Highlights ......................................

The Fund's Investment Objective, Policies and Risk
         Factors ....................................


Investment Restrictions .............................

Management ..........................................

Determination of Net Asset Value ....................

How to Become an Investor in the Fund ...............

How to Redeem Shares ................................

Distribution of Income
         Dividends and Realized Capital Gains........

Total Return ........................................

Shareholder Services ................................

Additional Facts ....................................

                                 EXPENSE SUMMARY

         This table is designed to illustrate the various fees and expenses that you, as an investor in the Fund, will incur.


SHAREHOLDER TRANSACTION EXPENSES
Sales load imposed on purchases ......................          None
Sales load imposed on reinvested dividends ...........          None
Deferred sales load ..................................          None
Redemption fees ......................................          None
Exchange Fee .........................................          None

ANNUAL FUND OPERATING EXPENSES (As a percentage of
         Average Net Assets)
Management fees ......................................          1.25% (1)
12b-1 fees ...........................................           None
Other expenses........................................          1.56% (2)
         Total Fund operating expenses ...............          2.81% (2)



         (1) The fee, with respect to any average net assets in excess of $100 million, will be 1% thereof.



         (2) The Fund's investment advisor, American Heritage Management Corporation ("AHMC"), has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets. The percentages are 2.5% of the first $30 million, 2% of the next $70 million and 1.5% of average net assets in excess of $100 million.
When calculating the Fund's expenses for the foregoing purpose, interest, taxes, brokerage commissions, extraordinary expenses, including expenses of litigation, as well as a portion of the Fund's custodian fees attributable to investments in foreign countries are excluded. The expenses in the table above and the example below reflect such agreement. AHMC may terminate such agreement at any time provided that written notice of the termination is mailed to each of the Fund's shareholders not less than fifteen days prior to the termination.


EXAMPLE

         The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period. Since the Fund charges no redemption fees of any kind, the expenses would be the same if no redemption was made.


1 Year            3 Years                   5 years           10 years
 $30               $90                       $154              $324



         The purpose of the table and the example is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. THE EXAMPLES ARE ESTIMATED AS SET FORTH IN THE NOTE TO THE PREVIOUS TABLE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.






         Certain expenses of the Fund aggregating approximately $15,000 have been paid by AHMC. AHMC has agreed to permit the Fund to defer repayment of that amount to AHMC until such time, if any, as the value of the Fund's net assets reaches $30 million. In addition, certain creditors of the Fund, including AHMC, have agreed to defer payment to them of an aggregate of approximately $70,000 until such time. If the value of the Fund's net assets reaches $30 million, the Fund will pay the foregoing amounts at that time. In such event, for purposes of computing the Fund's net asset value, the amount so paid will be amortized over a period of twelve months. On May 1, 1997, the value of the Fund's net assets was approximately $1,500,000.

                                   HIGHLIGHTS

INVESTMENT                          The investment objective of the Fund is to
OBJECTIVE                           seek growth of capital. Income from the Fund's
                                    investment portfolio will be only an
                                    incidental consideration and entirely
                                    subordinate to the Fund's investment
                                    objective.  The Fund is a diversified
                                    investment company. See "The Fund's Investment
                                    Objective, Policies and Risk Factors."

NO SALES                            No sales charge or load will be deducted from
CHARGE                              the amount invested. Accordingly, the Fund is
                                    a "no load" Fund.  See "How to Become an
                                    Investor in the Fund."

MINIMUM                             The minimum initial investment is $1,000.
INVESTMENTS                         Subsequent investments may be made, at the
                                    option of the investor, in amounts of $500 or
                                    more. Shareholders may open additional
                                    accounts (e.g. custodian accounts, IRA
                                    accounts, and Keogh accounts) with a minimum
                                    investment of $500.

LIQUIDITY                           The Fund provides day-to-day liquidity.
                                    Investors have the right to redeem their
                                    shares at the net asset value next determined
                                    after receipt of a duly made request.  There
                                    is no redemption fee.  See "How to Redeem
                                    Shares."

RISK FACTORS                        The Fund may utilize the investment techniques
                                    of short-term trading, the purchase of foreign
                                    securities and the purchase of securities
                                    issued by companies with small or thin market
                                    capitalizations. These techniques involve
                                    greater than normal risk and attainment of the
                                    Fund's investment objective cannot, of course,
                                    be assured. See "The Fund's Investment
                                    Objective, Policies and Risk Factors."


DIVERSIFICATION                     The Fund is a diversified investment company
                                    and will, therefore, spread investment risk by
                                    limiting its holdings in any one company. See
                                    "Investment Restrictions."

INVESTMENT                          American Heritage Management Corporation is
ADVISOR                             the Fund's Investment Advisor.  The primary
                                    business of the Investment Advisor is to
                                    provide investment advice to the Fund and to
                                    The American Heritage Fund, Inc. The Fund
                                    pays the Investment Advisor a fee which, on
                                    an annual basis, amounts to one and
                                    one-quarter percent (1.25%) of the first
                                    $100 million of the value of average daily
                                    net assets of the Fund and one percent (1%)
                                    of the value of any additional net assets.
                                    See "Management."

CAPITAL                             This Prospectus relates to an offer for sale
STOCK                               of shares of capital stock, $.001 par value.

RETIREMENT                          The Fund offers a prototype Individual
PLANS                               Retirement Plan (IRA), as well as a prototype
                                    Self-Employed Retirement Plan (KEOGH). See
                                    "Shareholder Services."

          FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA


        The Fund's financial highlights and related ratios/supplemental data are reflected in the following table. Items 1 through 7 are expressed on a per share basis for a share outstanding throughout the period. The information was derived from financial statements which have been examined by Landsburg Platt Raschiatore & Dalton, independent certified public accountants.


                      AMERICAN HERITAGE GROWTH FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     FOR THE        FOR THE        FOR THE PERIOD
                                                   YEAR ENDED     YEAR ENDED     FROM MAY 25, 1994**
                                                   JANUARY 31,    JANUARY 31,    THROUGH JANUARY 31,
                                                      1997           1996               1995
                                                   -----------    -----------    -------------------
1. Net asset value, beginning of period..........  $     1.66     $     3.57         $      5.00
Income from investment operations:
2. Net investment income.......................           .24           1.51                2.17
3. Net gains or (losses) on securities (both
  realized and unrealized).......................       (.32)          (.69)              (1.24)
                                                   ----------     ----------          ----------
4. Total from investment operations..............       (.08)            .82                 .93
Less distributions:
5. Dividends (from net investment income)......        (1.42)         (2.73)              (2.36)
6. Distributions (from capital gains)..........            --             --                  --
                                                   ----------     ----------          ----------
7. Net asset value, end of period................  $      .16     $     1.66         $      3.57
                                                   ==========     ==========          ==========
Total return.....................................     (4.66)%         29.48%              30.42%*
Net assets, end of period........................  $2,240,860     $4,932,970         $ 3,898,560
Ratio of expenses to average net assets(1).......       2.81%          2.62%               2.50%*
Ratio of net investment income to average net
  assets.........................................      25.97%         44.46%              63.52%*
Portfolio turnover rate..........................   1,378.14%      4,262.64%           3,213.89%
Average commission per share.....................  $    .0627     $    .0388                 N/A


(1) If expense reimbursement from AHMC had not been in effect, the ratio of expenses to average net assets would have been 4.82% for the year ended January 31, 1997, and 3.94% for the year ended January 31, 1996, and 4.35% for the period ended January 31, 1995. See "Expense Summary".

 * Annualized
** Commencement of operations
N/A -- Disclosure not applicable to prior periods.

                                SENIOR SECURITIES

         The following table provides certain information with respect to senior securities (including bank loans) of the Fund during each of the fiscal years ended January 31, 1995, 1996 and 1997.



                       Amount of                  Average                   Average                   Average
    Fiscal               Debt                   Amount of                  Number of                 Amount of
     Year             Outstanding                  Debt                     Shares                   Debt Per
                       at End of               Outstanding                Outstanding                  Share
                      Fiscal Year                 During                  During the                During the
                                               Fiscal Year                Fiscal Year               Fiscal Year
1995                            0                $ 27,756                     388,217                   $.0715
1996                   $1,035,656                $105,159                   1,399,457                   $.0751
1997                   $  295,722                $ 94,076                   4,503,223                   $.0209



           The averages shown above were determined on a daily basis.


THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

INVESTMENT OBJECTIVE

         The investment objective of the Fund is to seek growth of capital. Income from the Fund's investment portfolio will be only an incidental consideration entirely subordinate to the capital growth objective. It is important that the Fund's objective match the investor's objective. There can be no assurance that the Fund will, in fact, achieve its objective. The investment objective of the Fund cannot be changed without shareholder approval. The value of a shareholder's share on redemption may be more or less than the shareholder's cost depending upon the net asset value at the time.

RISK FACTORS

         The Fund may seek to obtain its investment objective through the use of certain investment techniques which may entail greater than average risks. For example, the Fund may engage in short-term trading in order to take advantage of market fluctuations and the Fund may invest in foreign securities. The Fund may purchase speculative securities issued by companies that have never earned a profit, do not pay dividends or which are not traded on a national securities exchange. Such companies are often extremely thinly capitalized and the Fund bears the risk of a total loss of its investment in such companies. Purchases of such securities entail greater than normal risk, including the risk that the Fund may lose the total purchase price of such securities. The Fund's techniques may also include entering into transactions involving derivative securities such as writing covered options. The Fund's investment techniques can be expected to result in greater turnover of the Fund's portfolio and greater expense than is customary for most mutual funds. The Fund anticipates that its annual portfolio turnover rate will be 150% or more. During the fiscal year ended January 31, 1997, the Fund's portfolio turnover rate was approximately 1,378%. The high rate of portfolio turnover was primarily due to Management's decision to aggressively trade a portion of the Fund's portfolio on a short term basis. Management believes that the Fund's annual portfolio turnover rate will, in the foreseeable future, not generally exceed 600%. It is difficult, however, to predict the maximum rate with any certainty. A high rate of portfolio turnover can be expected to result in the payment of a high volume of brokerage commissions and the recognition of capital gains and losses. To the extent that the Fund distributes short-term capital gains, such distributions will be taxable as dividends to the investor upon declaration. If AHMC terminates its agreement to reimburse the Fund for certain expenses, the Fund's expenses, as a percentage of average net assets, can be expected to be higher than those of substantially all other management investment companies. See "Expense Summary."

         An investment in the Fund is not guaranteed by any bank or governmental agency.

         The Fund has and may continue to purchase securities on or shortly prior to their respective ex-dividend dates and to dispose of such securities soon thereafter. Such practice can increase the amount of taxable income of shareholders while decreasing the Fund's total return.

         See "Management" and "Distribution of Income Dividends and Realized Capital Gains" in this Prospectus and "Brokerage Allocation and Other Practices" in the Fund's Statement of Additional Information.

INVESTMENT POLICIES

         Under normal circumstances, more than 80% of the Fund's investments, other than cash and cash equivalents, will consist of common stocks and securities convertible into or exchangeable for common stocks such as convertible preferred stocks and convertible debt securities. The Fund intends to invest primarily in securities issued by companies with medium and large market capitalizations. To a limited degree, the Fund may invest in non-convertible preferred stocks and debt securities, such as corporate bonds and debentures and securities issued by the United States Government and its instrumentalities, when they are believed to offer opportunities for growth of capital or are desirable in the light of prevailing market or economic conditions. Any such debt securities so purchased by the Fund may be either "investment grade" or speculative. Debt securities in the lowest category of investment grade debt may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Speculative debt securities may include obligations of issuers that are in default or in bankruptcy when Management believes that the prospect of capital appreciation outweighs the risk of investment therein. Naturally, the risk attendant to the investment in such securities, as well as other debt securities, can be substantial inasmuch as the value thereof is based upon the ability of the issuer to make all required payments of interest and principal. Generally, debt securities which are believed to offer opportunities for growth of capital, including securities referred to as "junk bonds", may be purchased by the Fund when Management believes (a) interest rates will decline and, therefore, the value of the debt securities will increase, or (b) the market value thereof is likely to appreciate due to factors affecting specific issuers. The Fund does not intend to purchase any debt securities which are not investment grade, if as a result of such purchase, more than five percent of the value of the Fund's net assets will be represented by such securities.

         When Management believes that a temporary defensive position is desirable, the Fund may invest in debt securities, including securities of the United States Government and its instrumentalities, or retain cash or cash equivalents, all without limitation. Temporary defensive positions may be desirable during times of generally falling prices of equity securities or during times when Management believes that falling prices will shortly occur. Debt securities and cash equivalents may include short-term commercial paper, certificates of deposit, time deposits and repurchase agreements. The Fund will not acquire time deposits if (a) at the time of such acquisition more than 10% of the value of the Fund's net assets will be invested in such time deposits, or
(b) the time deposits cannot be liquidated within seven days.

        The Fund may invest up to 25% of the value of its total assets at the time of such investment in securities of companies engaged in a particular industry if, in the judgment of the Fund, securities of companies in that industry afford better than average prospects for growth. Because the Fund is a diversified investment company, at least 75% of the value of the Fund's total assets will be represented by cash and cash items, Government securities and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any one issuer. The foregoing limitations will be applied solely at the time of the purchase of a particular security.

WRITING COVERED CALL OPTIONS

         The Fund may write covered call options without limitation. A call option permits the holder thereof to purchase the securities of an issuer at a predetermined price. A call option is considered to be "covered" if, at the time the option is written, the Fund owns the securities (or securities convertible into the securities without additional consideration) against which the call option is written and will continue to own such securities during the time that the Fund is obligated under the option. The Fund anticipates that most of the options written by it will be for a duration of not more than nine months. Through the receipt of the option premium, the Fund may mitigate the effect of a price decline. Because the Fund must be prepared to deliver the securities which are the subject of the call option at a predetermined price even if their value has increased, the Fund will relinquish some ability to participate in price increases in those securities. The Fund will not purchase call or put options written by others.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation on the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund, which loan is collateralized by the value of the underlying security. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

FOREIGN SECURITIES

         The Fund may purchase securities issued by companies organized in foreign countries, provided that, as a result of any such purchase, not more than 35% of the value of the Fund's total assets will be represented by such securities. The Fund has not determined those countries, if any, in which such companies may be organized. Such countries may have either developed or emerging markets. Although the Fund intends to invest in foreign companies located in nations which it considers to have relatively stable governments, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a country), default in foreign government securities, political or social instability or diplomatic developments which could adversely affect investments in securities of foreign issuers. In addition, in many countries there is less publicly available information about issuers than is generally available with respect to domestic companies. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to domestic companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Transactions in foreign securities may involve greater time from the trade date until settlement than for domestic securities transactions and involve the risk of possible losses through holding of securities by custodian and securities depositories in foreign countries. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

ILLIQUID SECURITIES

         The Fund will not purchase any security which it believes illiquid at the time of its purchase. Some securities may, however, become illiquid after their purchase by the Fund. Illiquid securities may be difficult to sell at an acceptable price.

                MANAGEMENT'S DISCUSSION OF THE FUND'S PERFORMANCE

         During the fiscal year ended January 31, 1997, the Fund's performance was materially affected by poor results in its investments in the technology and medical sectors as well as other small and mid-sized companies.


                       COMPARISON OF A $10,000 INVESTMENT
            IN THE FUND TO THE SAME INVESTMENT IN THE S&P 500 INDEX

                   American Heritage Growth Fund    S&P 500 Index
                   -----------------------------    -------------
25-May-94                                  10000         10000.00
26-May-94                                  10000         10015.78
27-May-94                                  10000         10023.67
28-May-94                                  10000         10023.67
29-May-94                                  10000         10023.67
30-May-94                                  10000         10023.67
31-May-94                                  10000         10005.91
01-Jun-94                                  10000         10031.25
02-Jun-94                                  10000         10034.03
03-Jun-94                                  10000         10088.91
04-Jun-94                                  10000         10088.91
05-Jun-94                                  10000         10088.91
06-Jun-94                                  10000         10063.61
07-Jun-94                                  10000         10049.49
08-Jun-94                                  10000         10024.40
09-Jun-94                                  10000         10046.59
10-Jun-94                                  10000         10064.45
11-Jun-94                                  10000         10064.45
12-Jun-94                                  10000         10064.45
13-Jun-94                                  10000         10074.35
14-Jun-94                                  10000         10146.61
15-Jun-94                                  10100         10108.49
16-Jun-94                                  10100         10138.16
17-Jun-94                                  10100         10061.79
18-Jun-94                                  10100         10061.79
19-Jun-94                                  10100         10061.79
20-Jun-94                                  10100          9996.76
21-Jun-94                                  10100          9905.98
22-Jun-94                                  10100          9944.43
23-Jun-94                                  10100          9868.56
24-Jun-94                                  10100          9722.98
25-Jun-94                                  10100          9722.98
26-Jun-94                                  10100          9722.98
27-Jun-94                                  10100          9823.30
28-Jun-94                                  10100          9798.55
29-Jun-94                                  10100          9833.81
30-Jun-94                                  10100          9760.43
01-Jul-94                                  10100          9805.05
02-Jul-94                                  10100          9805.05
03-Jul-94                                  10100          9805.05
04-Jul-94                                  10100          9805.05
05-Jul-94                                  10100          9811.49
06-Jul-94                                  10100          9806.48
07-Jul-94                                  10120          9855.94
08-Jul-94                                  10140          9881.66
09-Jul-94                                  10140          9881.66
10-Jul-94                                  10140          9881.66
11-Jul-94                                  10160          9882.86
12-Jul-94                                  10160          9847.73
13-Jul-94                                  10160          9864.88
14-Jul-94                                  10180          9968.82
15-Jul-94                                  10220          9985.31
16-Jul-94                                  10220          9985.31
17-Jul-94                                  10220          9985.31
18-Jul-94                                  10200         10009.65
19-Jul-94                                  10160          9980.14
20-Jul-94                                  10140          9930.45
21-Jul-94                                  10200          9952.66
22-Jul-94                                  10480          9963.65
23-Jul-94                                  10480          9963.65
24-Jul-94                                  10480          9963.65
25-Jul-94                                  10480          9990.48
26-Jul-94                                  10600          9972.00
27-Jul-94                                  10640          9955.33
28-Jul-94                                  10660          9992.07
29-Jul-94                                  10720         10080.93
30-Jul-94                                  10720         10080.93
31-Jul-94                                  10720         10080.93
01-Aug-94                                  10720         10144.14
02-Aug-94                                  10720         10137.47
03-Aug-94                                  10720         10157.68
04-Aug-94                                  10680         10093.20
05-Aug-94                                  10700         10064.69
06-Aug-94                                  10700         10064.69
07-Aug-94                                  10700         10064.69
08-Aug-94                                  10720         10084.55
09-Aug-94                                  10740         10090.06
10-Aug-94                                  10780         10143.47

11-Aug-94                                  10740         10112.62
12-Aug-94                                  10780         10180.87
13-Aug-94                                  10780         10180.87
14-Aug-94                                  10780         10180.87
15-Aug-94                                  10760         10168.13
16-Aug-94                                  10740         10253.07
17-Aug-94                                  10720         10257.08
18-Aug-94                                  10680         10213.36
19-Aug-94                                  10700         10224.91
20-Aug-94                                  10700         10224.91
21-Aug-94                                  10700         10224.91
22-Aug-94                                  10680         10195.96
23-Aug-94                                  10800         10244.61
24-Aug-94                                  10900         10344.91
25-Aug-94                                  10900         10325.48
26-Aug-94                                  10960         10454.00
27-Aug-94                                  10960         10454.00
28-Aug-94                                  10960         10454.00
29-Aug-94                                  11000         10473.37
30-Aug-94                                  11020         10506.67
31-Aug-94                                  10960         10494.47
01-Sep-94                                  10960         10444.79
02-Sep-94                                  10940         10399.74
03-Sep-94                                  10940         10399.74
04-Sep-94                                  10940         10399.74
05-Sep-94                                  10940         10399.74
06-Sep-94                                  10980         10419.43
07-Sep-94                                  10980         10400.37
08-Sep-94                                  11020         10448.20
09-Sep-94                                  10960         10343.31
10-Sep-94                                  10960         10343.31
11-Sep-94                                  10960         10343.31
12-Sep-94                                  10960         10300.43
13-Sep-94                                  11060         10329.79
14-Sep-94                                  11080         10358.10
15-Sep-94                                  11180         10491.68
16-Sep-94                                  11200         10411.69
17-Sep-94                                  11200         10411.69
18-Sep-94                                  11200         10411.69
19-Sep-94                                  11180         10408.31
20-Sep-94                                  11200         10243.18
21-Sep-94                                  11200         10201.32
22-Sep-94                                  11200         10197.11
23-Sep-94                                  11220         10161.79
24-Sep-94                                  11220         10161.79
25-Sep-94                                  11220         10161.79
26-Sep-94                                  11180         10193.82
27-Sep-94                                  11260         10221.25
28-Sep-94                                  11420         10282.37
29-Sep-94                                  11380         10227.05
30-Sep-94                                  11400         10238.07
01-Oct-94                                  11400         10238.07
02-Oct-94                                  11400         10238.07
03-Oct-94                                  11360         10220.23
04-Oct-94                                  11260         10064.32
05-Oct-94                                  11220         10040.63
06-Oct-94                                  11160         10015.08
07-Oct-94                                  11200         10076.87
08-Oct-94                                  11200         10076.87
09-Oct-94                                  11200         10076.87
10-Oct-94                                  11240         10164.11
11-Oct-94                                  11320         10313.93
12-Oct-94                                  11340         10306.84
13-Oct-94                                  11380         10358.21
14-Oct-94                                  11420         10388.19
15-Oct-94                                  11420         10388.19
16-Oct-94                                  11420         10388.19
17-Oct-94                                  11440         10386.07
18-Oct-94                                  11420         10357.52
19-Oct-94                                  11460         10415.72
20-Oct-94                                  11440         10339.76
21-Oct-94                                  11420         10296.35
22-Oct-94                                  11420         10296.35
23-Oct-94                                  11420         10296.35
24-Oct-94                                  11380         10207.22
25-Oct-94                                  11360         10223.77
26-Oct-94                                  11400         10249.13
27-Oct-94                                  11440         10320.91
28-Oct-94                                  11500         10496.87
29-Oct-94                                  11500         10496.87
30-Oct-94                                  11500         10496.87
31-Oct-94                                  11440         10467.62
01-Nov-94                                  11440         10383.17
02-Nov-94                                  11600         10341.90
03-Nov-94                                  11600         10374.37
04-Nov-94                                  11580         10254.53
05-Nov-94                                  11580         10254.53
06-Nov-94                                  11580         10254.53
07-Nov-94                                  11560         10274.94
08-Nov-94                                  11560         10334.96
09-Nov-94                                  11560         10330.86
10-Nov-94                                  11540         10307.66
11-Nov-94                                  11560         10263.27
12-Nov-94                                  11560         10263.27
13-Nov-94                                  11560         10263.27
14-Nov-94                                  11520         10347.69
15-Nov-94                                  11520         10325.70
16-Nov-94                                  11520         10340.67
17-Nov-94                                  11500         10295.59
18-Nov-94                                  11540         10250.90
19-Nov-94                                  11540         10250.90
20-Nov-94                                  11540         10250.90
21-Nov-94                                  11600         10180.68
22-Nov-94                                  11600          9998.37
23-Nov-94                                  11600          9996.42
24-Nov-94                                  11600          9996.42
25-Nov-94                                  11600         10052.60
26-Nov-94                                  11600         10052.60
27-Nov-94                                  11600         10052.60
28-Nov-94                                  11580         10096.06
29-Nov-94                                  11620         10119.02
30-Nov-94                                  11560         10086.41
01-Dec-94                                  11540          9982.18
02-Dec-94                                  11560         10081.09
03-Dec-94                                  11560         10081.09
04-Dec-94                                  11560         10081.09
05-Dec-94                                  11560         10083.47
06-Dec-94                                  11560         10078.93
07-Dec-94                                  11560         10037.42
08-Dec-94                                  11560          9909.23
09-Dec-94                                  11560          9947.31
10-Dec-94                                  11560          9947.31
11-Dec-94                                  11560          9947.31
12-Dec-94                                  11560         10003.80
13-Dec-94                                  11540         10019.64
14-Dec-94                                  11520         10127.13
15-Dec-94                                  11520         10136.39
16-Dec-94                                  11522         10213.32
17-Dec-94                                  11522         10213.32
18-Dec-94                                  11522         10213.32
19-Dec-94                                  11522         10193.82
20-Dec-94                                  11522         10176.28
21-Dec-94                                  11522         10232.34
22-Dec-94                                  11489         10233.98
23-Dec-94                                  11590         10244.98
24-Dec-94                                  11590         10244.98
25-Dec-94                                  11590         10244.98
26-Dec-94                                  11590         10244.98
27-Dec-94                                  11590         10304.07
28-Dec-94                                  11556         10268.20
29-Dec-94                                  11522         10275.57
30-Dec-94                                  11624         10236.02
31-Dec-94                                  11624         10236.02
01-Jan-95                                  11624         10236.02
02-Jan-95                                  11624         10236.02
03-Jan-95                                  11624         10232.74
04-Jan-95                                  11624         10271.33
05-Jan-95                                  11624         10264.30
06-Jan-95                                  11590         10271.93
07-Jan-95                                  11590         10271.93
08-Jan-95                                  11590         10271.93
09-Jan-95                                  11658         10276.50
10-Jan-95                                  11590         10295.54
11-Jan-95                                  11658         10295.32
12-Jan-95                                  11692         10294.65
13-Jan-95                                  11726         10393.15
14-Jan-95                                  11726         10393.15
15-Jan-95                                  11726         10393.15
16-Jan-95                                  11726         10469.21
17-Jan-95                                  11726         10484.42
18-Jan-95                                  11726         10476.97
19-Jan-95                                  11692         10415.59
20-Jan-95                                  11692         10367.18
21-Jan-95                                  11692         10367.18
22-Jan-95                                  11692         10367.18
23-Jan-95                                  11760         10390.94
24-Jan-95                                  11726         10392.81
25-Jan-95                                  11726         10429.62
26-Jan-95                                  11726         10449.66
27-Jan-95                                  11929         10495.96
28-Jan-95                                  11929         10495.96
29-Jan-95                                  11929         10495.96
30-Jan-95                                  11963         10456.00
31-Jan-95                                  12099         10501.48
01-Feb-95                                  12099         10501.68
02-Feb-95                                  12200         10556.73
03-Feb-95                                  12268         10688.34
04-Feb-95                                  12268         10688.34
05-Feb-95                                  12268         10688.34
06-Feb-95                                  12302         10749.12
07-Feb-95                                  12302         10742.80
08-Feb-95                                  12268         10752.32
09-Feb-95                                  12268         10732.27
10-Feb-95                                  12234         10762.69
11-Feb-95                                  12234         10762.69
12-Feb-95                                  12234         10762.69
13-Feb-95                                  12234         10769.55
14-Feb-95                                  12166         10791.69
15-Feb-95                                  12132         10837.20
16-Feb-95                                  12200         10852.52
17-Feb-95                                  12166         10782.00
18-Feb-95                                  12166         10782.00
19-Feb-95                                  12166         10782.00
20-Feb-95                                  12166         10782.00
21-Feb-95                                  12132         10799.23
22-Feb-95                                  12099         10853.21
23-Feb-95                                  12132         10896.79
24-Feb-95                                  12132         10927.43
25-Feb-95                                  12132         10927.43
26-Feb-95                                  12132         10927.43
27-Feb-95                                  12099         10830.10
28-Feb-95                                  12132         10910.73
01-Mar-95                                  12065         10874.91
02-Mar-95                                  12099         10863.67
03-Mar-95                                  12099         10872.38
04-Mar-95                                  12099         10872.38
05-Mar-95                                  12099         10872.38
06-Mar-95                                  12065         10879.08
07-Mar-95                                  12065         10800.99
08-Mar-95                                  12031         10823.95
09-Mar-95                                  12065         10829.98
10-Mar-95                                  12099         10973.81
11-Mar-95                                  12099         10973.81
12-Mar-95                                  12099         10973.81
13-Mar-95                                  12132         10985.31
14-Mar-95                                  12132         11049.40
15-Mar-95                                  12166         11027.39
16-Mar-95                                  12200         11107.24
17-Mar-95                                  12200         11109.87
18-Mar-95                                  12200         11109.87
19-Mar-95                                  12200         11109.87
20-Mar-95                                  12166         11123.79
21-Mar-95                                  12200         11100.00
22-Mar-95                                  12200         11113.50
23-Mar-95                                  12234         11119.78
24-Mar-95                                  12302         11232.38
25-Mar-95                                  12302         11232.38
26-Mar-95                                  12302         11232.38
27-Mar-95                                  12336         11287.24
28-Mar-95                                  12370         11303.05
29-Mar-95                                  12268         11285.58
30-Mar-95                                  12268         11266.22
31-Mar-95                                  11963         11232.68
01-Apr-95                                  11963         11232.68
02-Apr-95                                  11963         11232.68
03-Apr-95                                  12065         11260.50
04-Apr-95                                  12166         11339.53
05-Apr-95                                  12166         11349.11
06-Apr-95                                  12268         11360.56
07-Apr-95                                  12268         11369.25
08-Apr-95                                  12268         11369.25
09-Apr-95                                  12268         11369.25
10-Apr-95                                  12336         11382.90
11-Apr-95                                  12302         11349.67
12-Apr-95                                  12268         11387.41
13-Apr-95                                  12234         11433.75
14-Apr-95                                  12234         11433.75
15-Apr-95                                  12234         11433.75
16-Apr-95                                  12234         11433.75
17-Apr-95                                  12166         11365.36
18-Apr-95                                  12166         11348.68
19-Apr-95                                  12099         11338.77
20-Apr-95                                  12132         11347.08
21-Apr-95                                  12166         11418.94
22-Apr-95                                  12166         11418.94
23-Apr-95                                  12166         11418.94
24-Apr-95                                  12166         11520.11
25-Apr-95                                  12234         11504.88
26-Apr-95                                  12166         11517.30
27-Apr-95                                  12234         11537.30
28-Apr-95                                  12302         11563.45
29-Apr-95                                  12302         11563.45
30-Apr-95                                  12302         11563.45
01-May-95                                  12302         11556.13
02-May-95                                  12370         11571.41
03-May-95                                  12505         11698.23
04-May-95                                  12505         11703.20
05-May-95                                  12437         11694.68
06-May-95                                  12437         11694.68
07-May-95                                  12437         11694.68
08-May-95                                  12505         11784.93
09-May-95                                  12641         11780.66
10-May-95                                  12607         11799.76
11-May-95                                  12607         11801.70
12-May-95                                  12607         11828.57
13-May-95                                  12607         11828.57
14-May-95                                  12607         11828.57
15-May-95                                  12573         11881.08
16-May-95                                  12573         11892.92
17-May-95                                  12539         11867.79
18-May-95                                  12404         11699.98
19-May-95                                  12404         11696.62
20-May-95                                  12404         11696.62
21-May-95                                  12404         11696.62
22-May-95                                  12471         11798.25
23-May-95                                  12471         11910.02
24-May-95                                  12471         11911.64
25-May-95                                  12505         11914.33
26-May-95                                  12336         11805.05
27-May-95                                  12336         11805.05
28-May-95                                  12336         11805.05
29-May-95                                  12336         11805.05
30-May-95                                  12234         11804.04
31-May-95                                  12404         12025.63
01-Jun-95                                  12437         12028.72
02-Jun-95                                  12437         12008.59
03-Jun-95                                  12437         12008.59
04-Jun-95                                  12437         12008.59
05-Jun-95                                  12471         12078.27
06-Jun-95                                  12437         12077.14
07-Jun-95                                  12404         12022.57
08-Jun-95                                  12404         12010.98
09-Jun-95                                  12437         11907.12
10-Jun-95                                  12437         11907.12
11-Jun-95                                  12437         11907.12
12-Jun-95                                  12471         11974.01
13-Jun-95                                  12573         12095.72
14-Jun-95                                  12471         12105.99
15-Jun-95                                  12539         12120.74
16-Jun-95                                  12573         12181.94
17-Jun-95                                  12573         12181.94
18-Jun-95                                  12573         12181.94
19-Jun-95                                  12675         12304.34
20-Jun-95                                  12607         12299.13
21-Jun-95                                  12675         12276.70
22-Jun-95                                  12844         12437.47
23-Jun-95                                  12878         12406.94
24-Jun-95                                  12878         12406.94
25-Jun-95                                  12878         12406.94
26-Jun-95                                  12742         12281.11
27-Jun-95                                  12675         12242.76
28-Jun-95                                  12607         12299.75
29-Jun-95                                  12776         12280.42
30-Jun-95                                  12776         12302.96
01-Jul-95                                  12776         12302.96
02-Jul-95                                  12776         12302.96
03-Jul-95                                  12810         12356.51
04-Jul-95                                  12810         12356.51
05-Jul-95                                  12946         12362.36
06-Jul-95                                  13047         12517.52
07-Jul-95                                  13386         12573.42
08-Jul-95                                  13386         12573.42
09-Jul-95                                  13386         12573.42
10-Jul-95                                  13386         12592.00
11-Jul-95                                  13352         12537.83
12-Jul-95                                  13624         12676.86
13-Jul-95                                  13793         12679.71
14-Jul-95                                  13759         12654.62
15-Jul-95                                  13759         12654.62
16-Jul-95                                  13759         12654.62
17-Jul-95                                  13759         12718.59
18-Jul-95                                  13556         12623.55
19-Jul-95                                  13183         12455.78
20-Jul-95                                  13319         12513.88
21-Jul-95                                  13285         12515.89
22-Jul-95                                  13285         12515.89
23-Jul-95                                  13285         12515.89
24-Jul-95                                  13793         12583.94
25-Jul-95                                  13759         12684.99
26-Jul-95                                  13861         12697.33
27-Jul-95                                  14064         12780.94
28-Jul-95                                  14064         12729.59
29-Jul-95                                  14064         12729.59
30-Jul-95                                  14064         12729.59
31-Jul-95                                  14064         12710.93
01-Aug-95                                  14132         12656.34
02-Aug-95                                  14132         12640.06
03-Aug-95                                  14437         12642.32
04-Aug-95                                  14572         12647.50
05-Aug-95                                  14572         12647.50
06-Aug-95                                  14572         12647.50
07-Aug-95                                  14369         12673.43
08-Aug-95                                  14471         12682.85
09-Aug-95                                  14674         12669.34
10-Aug-95                                  14877         12621.53
11-Aug-95                                  14810         12570.86
12-Aug-95                                  14810         12570.86
13-Aug-95                                  14810         12570.86
14-Aug-95                                  14742         12676.88
15-Aug-95                                  14810         12652.11
16-Aug-95                                  14742         12686.94
17-Aug-95                                  14708         12666.62
18-Aug-95                                  14742         12671.95
19-Aug-95                                  14742         12671.95
20-Aug-95                                  14742         12671.95
21-Aug-95                                  14742         12647.31
22-Aug-95                                  14844         12679.92
23-Aug-95                                  14844         12627.87
24-Aug-95                                  14776         12635.42
25-Aug-95                                  14674         12695.53
26-Aug-95                                  14674         12695.53
27-Aug-95                                  14674         12695.53
28-Aug-95                                  14640         12671.91
29-Aug-95                                  14606         12695.23
30-Aug-95                                  14640         12720.24
31-Aug-95                                  14708         12742.94
01-Sep-95                                  14708         12787.77
02-Sep-95                                  14708         12787.77
03-Sep-95                                  14708         12787.77
04-Sep-95                                  14708         12787.77
05-Sep-95                                  14674         12910.88
06-Sep-95                                  14776         12936.10
07-Sep-95                                  14810         12939.67
08-Sep-95                                  14945         12994.05
09-Sep-95                                  14945         12994.05
10-Sep-95                                  14945         12994.05
11-Sep-95                                  15047         13022.53
12-Sep-95                                  15013         13081.71
13-Sep-95                                  15115         13139.25
14-Sep-95                                  15081         13249.54
15-Sep-95                                  15081         13243.66
16-Sep-95                                  15081         13243.66
17-Sep-95                                  15081         13243.66
18-Sep-95                                  15115         13235.01
19-Sep-95                                  15182         13267.87
20-Sep-95                                  15318         13326.74
21-Sep-95                                  15284         13241.77
22-Sep-95                                  15149         13212.97
23-Sep-95                                  15149         13212.97
24-Sep-95                                  15149         13212.97
25-Sep-95                                  15013         13214.90
26-Sep-95                                  14979         13205.82
27-Sep-95                                  14844         13203.84
28-Sep-95                                  14945         13313.90
29-Sep-95                                  14945         13280.72
30-Sep-95                                  14945         13280.72
01-Oct-95                                  14945         13280.72
02-Oct-95                                  14776         13219.93
03-Oct-95                                  14708         13234.56
04-Oct-95                                  14708         13216.88
05-Oct-95                                  14708         13247.86
06-Oct-95                                  14776         13245.95
07-Oct-95                                  14776         13245.95
08-Oct-95                                  14776         13245.95
09-Oct-95                                  14539         13152.26
10-Oct-95                                  14572         13133.16
11-Oct-95                                  14674         13178.89
12-Oct-95                                  14742         13262.13
13-Oct-95                                  14776         13294.02
14-Oct-95                                  14776         13294.02
15-Oct-95                                  14776         13294.02
16-Oct-95                                  14674         13260.59
17-Oct-95                                  14674         13345.88
18-Oct-95                                  14539         13363.23
19-Oct-95                                  14539         13436.55
20-Oct-95                                  14403         13364.09
21-Oct-95                                  14403         13364.09
22-Oct-95                                  14403         13364.09
23-Oct-95                                  14267         13309.70
24-Oct-95                                  14437         13343.83
25-Oct-95                                  14335         13251.62
26-Oct-95                                  14200         13121.44
27-Oct-95                                  14200         13190.63
28-Oct-95                                  14200         13190.63
29-Oct-95                                  14200         13190.63
30-Oct-95                                  14166         13273.00
31-Oct-95                                  14064         13233.25
01-Nov-95                                  14166         13297.49
02-Nov-95                                  14234         13425.98
03-Nov-95                                  14200         13446.15
04-Nov-95                                  14200         13446.15
05-Nov-95                                  14200         13446.15
06-Nov-95                                  14267         13399.29
07-Nov-95                                  14234         13351.15
08-Nov-95                                  14234         13476.92
09-Nov-95                                  14471         13516.23
10-Nov-95                                  14437         13504.59
11-Nov-95                                  14437         13504.59
12-Nov-95                                  14437         13504.59
13-Nov-95                                  14471         13497.43
14-Nov-95                                  14403         13428.55
15-Nov-95                                  14301         13540.38
16-Nov-95                                  14234         13618.46
17-Nov-95                                  14301         13680.81
18-Nov-95                                  14301         13680.81
19-Nov-95                                  14301         13680.81
20-Nov-95                                  14267         13609.45
21-Nov-95                                  14234         13688.44
22-Nov-95                                  14200         13646.75
23-Nov-95                                  14200         13646.75
24-Nov-95                                  14234         13682.94
25-Nov-95                                  14234         13682.94
26-Nov-95                                  14234         13682.94
27-Nov-95                                  14200         13713.78
28-Nov-95                                  14234         13832.44
29-Nov-95                                  14471         13865.83
30-Nov-95                                  14539         13814.19
01-Dec-95                                  14674         13851.16
02-Dec-95                                  14674         13851.16
03-Dec-95                                  14674         13851.16
04-Dec-95                                  14708         14004.92
05-Dec-95                                  14674         14097.41
06-Dec-95                                  14742         14157.89
07-Dec-95                                  14776         14066.94
08-Dec-95                                  14776         14096.97
09-Dec-95                                  14776         14096.97
10-Dec-95                                  14776         14096.97
11-Dec-95                                  14877         14143.99
12-Dec-95                                  14674         14127.17
13-Dec-95                                  14606         14199.70
14-Dec-95                                  14335         14091.78
15-Dec-95                                  14267         14078.65
16-Dec-95                                  14267         14078.65
17-Dec-95                                  14267         14078.65
18-Dec-95                                  14132         13862.15
19-Dec-95                                  14439         13979.13
20-Dec-95                                  14344         13842.98
21-Dec-95                                  14533         13947.45
22-Dec-95                                  14627         13981.15
23-Dec-95                                  14627         13981.15
24-Dec-95                                  14627         13981.15
25-Dec-95                                  14627         13981.15
26-Dec-95                                  14627         14034.73
27-Dec-95                                  14533         14047.47
28-Dec-95                                  14439         14038.51
29-Dec-95                                  14439         14080.28
30-Dec-95                                  14439         14080.28
31-Dec-95                                  14439         14080.28
01-Jan-96                                  14439         14080.28
02-Jan-96                                  14627         14190.03
03-Jan-96                                  14627         14206.10
04-Jan-96                                  14627         14123.49
05-Jan-96                                  14627         14100.86
06-Jan-96                                  14627         14100.86
07-Jan-96                                  14627         14100.86
08-Jan-96                                  14627         14144.94
09-Jan-96                                  14627         13940.17
10-Jan-96                                  14533         13690.39
11-Jan-96                                  14439         13787.36
12-Jan-96                                  14722         13767.25
13-Jan-96                                  14816         13767.25
14-Jan-96                                  14816         13767.25
15-Jan-96                                  14816         13721.73
16-Jan-96                                  14722         13918.93
17-Jan-96                                  14627         13872.85
18-Jan-96                                  14722         13916.94
19-Jan-96                                  14722         13999.13
20-Jan-96                                  14816         13999.13
21-Jan-96                                  14816         13999.13
22-Jan-96                                  14816         14035.05
23-Jan-96                                  15005         14021.30
24-Jan-96                                  15005         14185.93
25-Jan-96                                  15005         14118.95
26-Jan-96                                  15099         14223.98
27-Jan-96                                  15099         14223.98
28-Jan-96                                  15099         14223.98
29-Jan-96                                  15288         14286.54
30-Jan-96                                  15571         14422.72
31-Jan-96                                  15665         14559.52
01-Feb-96                                  15571         14618.14
02-Feb-96                                  15665         14559.23
03-Feb-96                                  15665         14559.23
04-Feb-96                                  15665         14559.23
05-Feb-96                                  15665         14688.05
06-Feb-96                                  15760         14800.62
07-Feb-96                                  15665         14885.53
08-Feb-96                                  15760         15029.46
09-Feb-96                                  15665         15037.20
10-Feb-96                                  15665         15037.20
11-Feb-96                                  15665         15037.20
12-Feb-96                                  15665         15154.48
13-Feb-96                                  15571         15136.95
14-Feb-96                                  15571         15025.89
15-Feb-96                                  15760         14931.00
16-Feb-96                                  15854         14856.34
17-Feb-96                                  15854         14856.34
18-Feb-96                                  15854         14856.34
19-Feb-96                                  15854         14856.34
20-Feb-96                                  15571         14688.51
21-Feb-96                                  15665         14861.91
22-Feb-96                                  16043         15109.25
23-Feb-96                                  15949         15114.67
24-Feb-96                                  15949         15114.67
25-Feb-96                                  15949         15114.67
26-Feb-96                                  15854         14917.17
27-Feb-96                                  15760         14844.88
28-Feb-96                                  15854         14792.34
29-Feb-96                                  15760         14694.44
01-Mar-96                                  15760         14785.16
02-Mar-96                                  15760         14785.16
03-Mar-96                                  15760         14785.16
04-Mar-96                                  15760         14935.43
05-Mar-96                                  15854         15051.23
06-Mar-96                                  15760         14968.72
07-Mar-96                                  15854         15007.66
08-Mar-96                                  15571         14545.04
09-Mar-96                                  15571         14545.04
10-Mar-96                                  15571         14545.04
11-Mar-96                                  15760         14695.43
12-Mar-96                                  15665         14628.24
13-Mar-96                                  15665         14668.59
14-Mar-96                                  15760         14722.09

                                           TOTAL           TOTAL
                                         REDEEMABLE     REDEEMABLE
  DATE                                     VALUE           VALUE
---------                               ------------   -----------
15-Mar-96                                  15760         14735.46
16-Mar-96                                  15760         14735.46
17-Mar-96                                  15760         14735.46
18-Mar-96                                  15760         14993.93
19-Mar-96                                  15760         14972.24
20-Mar-96                                  15665         14933.09
21-Mar-96                                  15571         14915.84
22-Mar-96                                  15665         14948.74
23-Mar-96                                  15665         14948.74
24-Mar-96                                  15665         14948.74
25-Mar-96                                  15477         14935.41
26-Mar-96                                  15382         15002.73
27-Mar-96                                  15382         14914.02
28-Mar-96                                  15477         14914.94
29-Mar-96                                  15571         14835.88
30-Mar-96                                  15571         14835.88
31-Mar-96                                  15571         14835.88
01-Apr-96                                  15571         15025.17
02-Apr-96                                  15571         15063.46
03-Apr-96                                  15571         15077.97
04-Apr-96                                  15665         15078.63
05-Apr-96                                  15665         15078.63
06-Apr-96                                  15665         15078.63
07-Apr-96                                  15665         15078.63
08-Apr-96                                  15382         14816.75
09-Apr-96                                  15477         14769.85
10-Apr-96                                  15571         14570.49
11-Apr-96                                  15477         14518.56
12-Apr-96                                  15477         14645.76
13-Apr-96                                  15477         14645.76
14-Apr-96                                  15477         14645.76
15-Apr-96                                  15477         14778.72
16-Apr-96                                  15571         14836.45
17-Apr-96                                  15477         14760.43
18-Apr-96                                  15760         14806.97
19-Apr-96                                  15760         14840.56
20-Apr-96                                  15760         14840.56
21-Apr-96                                  15760         14840.56
22-Apr-96                                  15949         14905.43
23-Apr-96                                  16137         14990.53
24-Apr-96                                  16420         14958.65
25-Apr-96                                  16515         15020.88
26-Apr-96                                  16420         15036.41
27-Apr-96                                  16420         15036.41
28-Apr-96                                  16420         15036.41
29-Apr-96                                  16326         15053.00
30-Apr-96                                  16326         15054.59

                                           TOTAL          TOTAL
                                        REDEEMABLE      REDEEMABLE
  DATE                                     VALUE          VALUE
---------                              -----------     -----------
01-May-96                                  16232         15065.91
02-May-96                                  16232         14810.50
03-May-96                                  16232         14770.68
04-May-96                                  16232         14770.68
05-May-96                                  16232         14770.86
06-May-96                                  16137         14753.32
07-May 96                                  16043         14695.00
08-May-96                                  16043         14649.05
09-May-96                                  16043         14868.28
10-May-96                                  16232         15023.02
11-May-96                                  16232         15023.02
12-May-96                                  16232         14023.02
13-May-96                                  16236         15242.00
14-May-96                                  16420         15339.79
15-May-96                                  16515         15337.92
16-May-96                                  16603         15328.44
17-May-96                                  16703         15426.30
18-May-96                                  16703         15426.30
19-May-96                                  16703         15426.30
20-May-96                                  16703         15567.17
21-May-96                                  16609         15558.31
22-May-96                                  16609         15691.38
23-May-96                                  16609         15638.31
24-May-96                                  16703         15699.70
25-May-96                                  16703         15699.70
26-May-96                                  16703         15699.70
27-May-96                                  16703         15699.70
28-May-96                                  16609         15554.48
29-May-96                                  16328         15450.89
30-May-96                                  16420         15540.76
31-May-96                                  16515         15467.14
01-Jun-96                                  16515         15497.14
02-Jun-96                                  16515         15497.14
03-Jun-96                                  16326         15463.93
04-Jun-96                                  16420         15577.78
05-Jun-96                                  16515         15516.29
06-Jun-96                                  16326         15595.73
07-Jun-96                                  16137         15602.43
08-Jun-96                                  16137         15602.43
09-Jun-96                                  16137         15602.43
10-Jun-96                                  16043         15576.50
11-Jun-96                                  16137         15548.04
12-Jun-96                                  16232         15511.15
13-Jun-96                                  15854         15488.15


                                            TOTAL         TOTAL
                                          REDEEMABLE    REDEEMABLE
   DATE                                     VALUE         VALUE
---------                                -----------   -----------
14-Jun-96                                   15665       15438.30
15-Jun-96                                   15665       15438.30
16-Jun-96                                   15665       15438.30
17-Jun-96                                   15665       15422.03
18-Jun-96                                   15477       15351.28
19-Jun-96                                   15382       15340.12
20-Jun-96                                   15194       15352.97
21-Jun-96                                   15099       15463.23
22-Jun-96                                   15099       15463.23
23-Jun-96                                   15099       15463.23
24-Jun-96                                   15099       15510.19
25-Jun-96                                   15099       15501.72
26-Jun-96                                   14910       15411.66
27-Jun-96                                   14722       15500.38
28-Jun-96                                   14910       15556.82
29-Jun-96                                   14910       15556.82
30-Jun-96                                   14910       15556.82
01-Jul-96                                   15005       15681.07
02-Jul-96                                   14910       15631.48
03-Jul-96                                   14910       15633.59
04-Jul-96                                   14910       15633.59
05-Jul-96                                   14627       15256.65
06-Jul-96                                   14627       15256.65
07-Jul-96                                   14627       15256.65
08-Jul-96                                   14533       15147.67
09-Jul-96                                   14533       15200.38
10-Jul-96                                   14344       15231.52
11-Jul-96                                   14155       14991.78
12-Jul-96                                   14061       15005.34
13-Jul-96                                   14061       15005.34
14-Jul-96                                   14061       15005.34
15-Jul-96                                   13872       14624.77
16-Jul-96                                   13664       14591.58
17-Jul-96                                   13872       14725.32
18-Jul-96                                   13967       14947.05
19-Jul-96                                   13778       14834.92
20-Jul-96                                   13778       14834.92
21-Jul-96                                   13778       14834.92
22-Jul-96                                   13684       14719.77
23-Jul-96                                   13495       14550.72
24-Jul-96                                   13305       14564.98
25-Jul-96                                   13495       14660.04
26-Jul-96                                   13589       14769.97
27-Jul-96                                   13589       14769.97
28-Jul-96                                   13589       14769.97
29-Jul-96                                   13495       14556.09
30-Jul-96                                   13495       14757.63
31-Jul-96                                   13495       14671.16
01-Aug-96                                   13684       15106.16
02-Aug-96                                   13872       15396.93
03-Aug-96                                   13872       15396.93
04-Aug-96                                   13872       15396.93
05-Aug-96                                   13872       15347.70
06-Aug-96                                   13872       15398.09

                                              TOTAL            TOTAL
                                           REDEEMABLE        REDEEMABLE
   DATE                                       VALUE            VALUE
----------                                 ----------       ------------
07-Aug-96                                    14061E            15441.70
08-Aug-96                                    14155             15405.62
09-Aug-96                                    14250E            15398.05
10-Aug-96                                    14250             15398.06
11-Aug-96                                    14250             15398.06
12-Aug-96                                    14250             15484.20
13-Aug-96                                    14081             15358.82
14-Aug-96                                    14081             15404.21
15-Aug-96                                    14061             15410.49
16-Aug-96                                    13967             15480.49
17-Aug-96                                    13967             15480.49
18-Aug-96                                    13967             15480.49
19-Aug-96                                    13967             15512.83
20-Aug-96                                    13967             15493.56
21-Aug-96                                    13967             15481.09
22-Aug-96                                    14061             15812.09
23-Aug-96                                    14155             15527.69
24-Aug-96                                    14155             15527.69
25-Aug-96                                    14155             15527.69
26-Aug-96                                    14533             15454.41
27-Aug-96                                    14627             15513.19
28-Aug-96                                    14722             15480.22
29-Aug-96                                    14722             15380.33
30-Aug-96                                    14627             15184.05
31-Aug-96                                    14627             15184.65
01-Sep-96                                    14627             15184.65
02-Sep-96                                    14627             15184.65
03-Sep-96                                    14533             15246.48
04-Sep-96                                    14772             15275.33
05-Sep-96                                    14439             15132.90
06-Sep-96                                    14722             15278.52
07-Sep-96                                    14722             15278.52
08-Sep-96                                    14722             15279.52
09-Sep-96                                    14818             15460.06
10-Sep-96                                    14722             15471.19
11-Sep-96                                    14722             15554.97
12-Sep-96                                    14910             15850.25
13-Sep-96                                    14910             15869.23
14-Sep-96                                    14910             15869.23
15-Sep-96                                    14910             15869.23
16-Sep-96                                    14816             15963.85
17-Sep-96                                    15005             15834.00
18-Sep-96                                    15005             15900.36
19-Sep-96                                    15194             15936.09
20-Sep-96                                    15382             16030.64
21-Sep-96                                    15382             16030.64
22-Sep-96                                    15382             16030.64
23-Sep-96                                    15194             16016.66
24-Sep-96                                    15288             15098.70
25-Sep-96                                    15288             16004.45
26-Sep-96                                    15571             16010.19
27-Sep-96                                    15571             16016.24
28-Sep-96                                    15571             16018.24
29-Sep-96                                    15571             16018.24

                                               TOTAL              TOTAL
                                            REDEEMABLE          REDEEMABLE
   DATE                                        VALUE              VALUE
---------                                  -----------          ----------

30-Sep-96                                     15477          16044.74
01-Oct-96                                     15382          16036.13
02-Oct-96                                     15194          16203.85
03-Oct-96                                     15099          16175.30
04-Oct-96                                     15382          16378.38
05-Oct-96                                     15382          16378.38
06-Oct-96                                     15382          16378.38
07-Oct-96                                     15288          16423.94
08-Oct-96                                     15288          16363.72
09-Oct-96                                     15571          16275.11
10-Oct-96                                     15665          16226.75
11-Oct-96                                     15760          16369.49
12-Oct-96                                     15760          16369.49
13-Oct-96                                     15760          16369.49
14-Oct-96                                     15760          16438.18
15-Oct-96                                     15665          16415.65
16-Oct-96                                     15571          16458.96
17-Oct-96                                     15477          16521.45
18-Oct-96                                     15477          16611.19
19-Oct-96                                     15477          16611.19
20-Oct-96                                     15477          16611.19
21-Oct-96                                     15288          16585.57
22-Oct-96                                     15288          16511.97
23-Oct-96                                     15477          16526.93
24-Oct-96                                     15665          16412.62
25-Oct-96                                     15665          16380.67
26-Oct-96                                     15665          16380.67
27-Oct-96                                     15665          16380.67
28-Oct-96                                     15571          16295.21
29-Oct-96                                     15382          16396.24
30-Oct-96                                     15477          16388.51
31-Oct-96                                     15665          16490.27
01-Nov-96                                     15571          16457.30
02-Nov-96                                     15571          16457.30
03-Nov-96                                     15571          16457.30
04-Nov-96                                     15382          16520.04
05-Nov-96                                     15477          16701.38
06-Nov-96                                     15854          16949.18
07-Nov-96                                     16043          17024.18
08-Nov-96                                     16043          17099.87
09-Nov-96                                     16043          17099.87
10-Nov-96                                     16043          17099.87
11-Nov-96                                     15854          17125.98
12-Nov-96                                     15854          17073.91
13-Nov-96                                     15854          17115.08
14-Nov-96                                     15949          17227.88
15-Nov-96                                     15571          17269.79
16-Nov-96                                     15571          17269.79
17-Nov-96                                     15571          17269.79
18-Nov-96                                     15571          17257.10
19-Nov-96                                     15382          17377.74
20-Nov-96                                     15382          17422.81
21-Nov-96                                     15477          17395.08
22-Nov-96                                     15665          17535.44

                                              TOTAL               TOTAL
                                           REDEEMABLE           REDEEMABLE
   DATE                                       VALUE               VALUE
---------                                  ----------           ----------
23-Nov-96                                    15665              17535.44
24-Nov-96                                    15665              17535.44
25-Nov-96                                    15665              17730.85
26-Nov-96                                    15477              17709.84
27-Nov-96                                    15571              17690.26
28-Nov-96                                    15571              17690.28
29-Nov-96                                    15571              17738.30
30-Nov-96                                    15571              17738.30
01-Dec-96                                    15571              17738.30
02-Dec-96                                    15760              17727.85
03-Dec-96                                    15760              17534.13
04-Dec-96                                    15760              17464.35
05-Dec-96                                    15760              17449.51
06-Dec-96                                    15571              17338.77
07-Dec-96                                    15571              17338.77
08-Dec-96                                    15571              17338.77
09-Dec-96                                    15949              17577.19
10-Dec-96                                    15665              17525.27
11-Dec-96                                    15477              17368.10
12-Dec-96                                    15382              17105.07
13-Dec-96                                    15194              17089.77
14-Dec-96                                    15194              17089.77
15-Dec-96                                    15194              17089.77
16-Dec-96                                    14722              18810.72
17-Dec-96                                    14910              17029.45
18-Dec-96                                    15099              17159.35
19-Dec-96                                    15005              17491.45
20-Dec-96                                    14910              17556.93
21-Dec-96                                    14910              17556.93
22-Dec-96                                    14910              17566.93
23-Dec-96                                    13635              17521.21
24-Dec-96                                    13606              17618.33
25-Dec-96                                    13806              17618.33
26-Dec-96                                    14407              17731.40
27-Dec-96                                    14407              17761.62
28-Dec-96                                    14407              17761.62
29-Dec-96                                    14407              17761.62
30-Dec-96                                    14178              17692.94
31-Dec-96                                    14289              17387.50
01-Jan-97                                    14289              17387.50
02-Jan-97                                    14334              17300.91
03-Jan-97                                    14505              17560.02
04-Jan-97                                    14505              17560.02
05-Jan-97                                    14505              17560.02
06-Jan-97                                    14521              17551.38
07-Jan-97                                    14636              17683.48
08-Jan-97                                    14684              17575.02
09-Jan-97                                    14749              17728.65
10-Jan-97                                    14878              17838.25
11-Jan-97                                    14878              17838.25
12-Jan-97                                    14878              17838.25
13-Jan-97                                    14739              17837.58
14-Jan-97                                    15119              18057.25
15-Jan-97                                    14963              18098.52

                                               TOTAL           TOTAL
                                            REDEEMABLE       REDEEMABLE
 DATE                                          VALUE           VALUE
-----------                                 ----------       --------
16-Jan-97                                     14674          18078.97
17-Jan-97                                     14680          18230.53
18-Jan-97                                     14680          18230.53
19-Jan-97                                     14680          18230.53
20-Jan-97                                     14935          18243.75
21-Jan-97                                     14805          18305.20
22-Jan-97                                     15073          18469.01
23-Jan-97                                     14965          18265.63
24-Jan-97                                     14894          18100.54
25-Jan-97                                     14913          18100.54
26-Jan-97                                     14650          18100.54
27-Jan-97                                     14657          17971.62
28-Jan-97                                     14681          17973.03
29-Jan-97                                     14657          18152.16
30-Jan-97                                     14681          18428.70
31-Jan-97                                     14520          18477.95
01-Feb-97                                     14520          18477.95
02-Feb-97                                     14520          18477.95
03-Feb-97                                     14705          18493.11
04-Feb-97                                     14596          18553.99
05-Feb-97                                     14430          18298.97
06-Feb-97                                     14435          18348.70
07-Feb-97                                     14483          18570.25
08-Feb-97                                     14483          18570.25
09-Feb-97                                     14483          18570.25
10-Feb-97                                     14475          18473.85
11-Feb-97                                     14529          18571.74
12-Feb-97                                     14593          18868.77
13-Feb-97                                     14538          19101.84
14-Feb-97                                     14454          19023.86
15-Feb-97                                     14454          19023.86
16-Feb-97                                     14454          19023.86
17-Feb-97                                     14454          19023.86
18-Feb-97                                     14387          19211.44
19-Feb-97                                     14419          19124.01
20-Feb-97                                     14234          18896.00
21-Feb-97                                     14327          18873.00
22-Feb-97                                     14327          18873.00
23-Feb-97                                     14327          18873.00
24-Feb-97                                     14472          19073.44
25-Feb-97                                     14453          19114.80
26-Feb-97                                     14387          18968.74
27-Feb-97                                     14210          18722.40
28-Feb-97                                     14188          18622.77
01-Mar-97                                     14188          18622.77
02-Mar-97                                     14188          18622.77
03-Mar-97                                     14206          18728.71
04-Mar-97                                     14312          18628.75
05-Mar-97                                     14417          18894.90
06-Mar-97                                     14258          18818.50
07-Mar-97                                     14345          18967.68
08-Mar-97                                     14345          18967.68
09-Mar-97                                     14345          18967.68
10-Mar-97                                     14252          19172.54



                                             TOTAL            TOTAL
                                           REDEEMABLE       REDEEMABLE
  DATE                                       VALUE            VALUE
----------                                 ----------       ----------
11-Mar-97                                    14238           19118.44
12-Mar-97                                    14258           18955.99
13-Mar-97                                    14044           18613.22
14-Mar-97                                    14271           18698.46
15-Mar-97                                    14271           18698.46
16-Mar-97                                    14271           16698.46
17-Mar-97                                    14148           16759.17
18-Mar-97                                    14039           16616.87
19-Mar-97                                    13696           18525.42
20-Mar-97                                    13703           18452.82
21-Mar-97                                    13771           16487.20
22-Mar-97                                    13771           16487.20
23-Mar-97                                    13771           16487.20
24-Mar-97                                    13808           16647.67
25-Mar-97                                    13866           16608.50
26-Mar-97                                    14057           16644.64
27-Mar-97                                    14057           18252.63
28-Mar-97                                    14057           18252.63
29-Mar-97                                    14057           18252.63
30-Mar-97                                    14057           18252.63
31-Mar-97                                    13394           17857.00


Past performance is not predictive of future performance.

                             INVESTMENT RESTRICTIONS

         Certain of the Fund's policies, including restrictions previously discussed in this Prospectus, are considered to be fundamental and, therefore, cannot be changed without shareholder approval. The following policies and restrictions are fundamental. All other policies and restrictions referred to in this Prospectus can be changed without shareholder approval.

         (1) At least 75% of the value of the Fund's total assets will be represented by cash and cash items, Government securities, and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any one issuer.

         (2) The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry.

         (3) The Fund will not loan money to other persons, except that the Fund may (a) enter into repurchase agreements, (b) invest in debentures, bonds or similar governmental or corporate obligations of types commonly distributed publicly or privately to financial institutions and (c) purchase debt securities which are convertible into equity securities of an issuer without regard to whether such debt securities are types commonly distributed publicly or privately to financial institutions.

         (4) The Fund will not borrow money except from banks and only for temporary or emergency purposes, but not in amounts exceeding 33 1/3% of the Fund's net assets. Any borrowings in excess of that amount will be reduced within three business days to comply with such limitation. The Fund's net asset value may be subject to greater fluctuation during any time that the Fund has borrowed money.

         The percentage limitations contained in the restrictions described above are all applied solely at the time of any proposed transaction on the basis of values or amounts determined at that time. Such restrictions do not apply if a percentage limitation were exceeded only as a result of changes in values or amounts not resulting from a subsequent transaction subject to the restriction.

                                   MANAGEMENT

         The business of the Fund is managed under the direction of its Board of Directors. The Fund has retained AHMC, 1370 Avenue of the Americas, New York, New York 10019 to provide the Fund with investment research advice and to continuously furnish an investment program for the Fund's portfolio. AHMC recommends securities to be purchased and sold by the Fund and the portion of the Fund's assets which is to be held uninvested. AHMC advises and assists the officers of the Fund in carrying out policy decisions of the Fund's Board of Directors. The role of AHMC is advisory only. All investment decisions are made by the Fund. AHMC is also the investment advisor to The American Heritage Fund, Inc. ("AHF"), an open-end management investment company having the objective of obtaining maximum capital growth.

         Heiko H. Thieme is the Chief Executive Officer of the Fund and AHMC and, in such capacities, has been primarily responsible for the day-to-day management of the Fund's portfolio since the Fund's inception. Since February 1990, Mr. Thieme has been the Chief Executive Officer of The American Heritage Fund, Inc. Prior to 1994, Mr. Thieme was a Consultant/Strategist to Deutsche Bank A.G. and previously had been the Executive Vice President in charge of U.S. equity of its wholly-owned subsidiary, Deutsche Bank Capital Corp. Mr. Thieme began his career at the British brokerage firm of Wood & McKenzie of Edinburgh and London. In 1976 Mr. Thieme joined White Weld & Co. in London as Vice President in charge of marketing for Germany and Austria. Mr. Thieme writes a weekly column for one of the major German newspapers, Frankfurter Allgemeine Zeitung, and appears frequently on German television as well as on numerous American T.V. stations with commentaries on the U.S. markets and global issues. In May 1989, Mr. Thieme was chosen as "Best Investment Advisor" of 1988 in West Germany at the International Investment Congress held in Frankfurt. Further, Mr. Thieme regularly makes presentations to institutional investors in Europe, Asia, the United States and Canada. Mr. Thieme is known worldwide for his undaunted optimism and frequently contrarian views and has been the author of "The Viewpoint" for more than 17 years. Mr. Thieme is the beneficial owner of 90% of the outstanding capital stock of AHMC.

         Richard K. Parker, a director of the Fund, is a Managing Director of Bear, Stearns & Co. Inc. Except for executing portfolio transactions as described below, Bear, Stearns & Co. Inc. is not otherwise associated with AHMC or the Fund and is not responsible for any of the investment advice rendered to the Fund by AHMC or Mr. Parker. Mr. Parker controls 10% of the outstanding capital stock of AHMC.

         AHMC is compensated for the investment advisory services it renders by the payment of a fee at the annual rate of one and one-quarter percent (1.25%) of the first $100 million of the value of average daily net assets of the Fund and one percent (1%) of the value of any additional net assets, payable monthly. Such fee is higher than the fee paid by most other management investment companies to their investment advisors.

         The Fund anticipates that a substantial portion of its portfolio transactions will be allocated to Bear, Stearns & Co. Inc. and Thieme Securities, Inc. ("TSI"). The Fund may also allocate portfolio transactions to brokers who provide research or recommendations for the benefit of the Fund or who are instrumental in sales of shares of the Fund. Mr. Thieme is the Chief Executive Officer and sole shareholder of TSI.

         Messrs. Thieme and Parker receive compensation from TSI and Bear, Stearns & Co. Inc., respectively, in connection with portfolio transactions allocated to them by the Fund. Reference is made to the Fund's Statement of Additional Information for a more complete description of the Fund's policies with respect to portfolio transactions.

         Each member of the Board of Directors of the Fund is also a director of AHF. Mr. Thieme is the Chief Executive Officer of both AHF and a foreign investment company (the "Foreign Company"), whose investment objective is also to seek growth of capital, and the investment advisor of the Foreign Company.

         From time to time, the Fund, AHF, the Foreign Company and other clients of affiliated persons of AHMC may hold securities issued by the same company. When the Fund and such other investors are engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by Management to be fair to each of them.


                        DETERMINATION OF NET ASSET VALUE

         The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of business of the New York Stock Exchange on each day such Exchange is open for trading. The Fund's net asset value will not be determined on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, on which days the New York Stock Exchange is not presently open for trading. In the event, however, that the New York Stock Exchange is open for trading on any of such days, the Fund's net asset value will be determined thereon. The net asset value per share is computed by dividing the value of the net assets of the Fund (i.e., the value of total assets less liabilities) by the total number of the Fund's shares outstanding. In calculating net asset value, all portfolio securities will be valued at market value when there is a reliable quotation available for the securities and otherwise as the Board of Directors in good faith determines.

                      HOW TO BECOME AN INVESTOR IN THE FUND

         An investor may purchase shares of the Fund by submitting a completed application with a check made payable to American Heritage Growth Fund, Inc. and mailing it to American Heritage Growth Fund, Inc. Location 0637, Cincinnati, Ohio 45264-0637. All Applications and checks which are sent by courier should be sent to

American Heritage Growth Fund, Inc., c/o Star Bank, N.A., 425 Walnut Street, Mutual Fund Custody Department, Cincinnati, Ohio 45202. An application is included in this Prospectus. All investments are made at the net asset value next computed after receipt of an order accompanied by payment without the imposition of any sales charge. The Fund will not issue share certificates. Each purchase of shares will be confirmed by the Fund in writing to the purchaser.

         Initial investments must be at least $1,000. Subsequent investments may be made in amounts of $500 or more. The Fund may not involuntarily redeem a shareholder's account if it falls below the minimum initial investment. An open account is automatically created for each new investor so that additional investments may be made at any time without completing a new application. The above-stated minimums are applicable to all accounts although the minimums may be waived for persons purchasing in a group if the total payment received from the group exceeds the stated minimum. In addition, shareholders may open additional accounts (e.g. custodian accounts, IRA accounts, Trusts, and Keogh accounts) with a minimum of $500.

         Investors may, if they so desire, purchase shares of the Fund through certain registered broker-dealers. The Fund imposes no sales load or service charge, but such broker-dealers may make a charge to investors for their services. The charge and services may vary in amount among broker-dealers, some of which may impose higher initial or subsequent investment requirements than those established by the Fund.


                              HOW TO REDEEM SHARES

ALL REQUESTS FOR REDEMPTION OF SHARES, MUST BE SIGNED BY ALL REGISTERED OWNERS EXACTLY AS REGISTERED, INCLUDING FIDUCIARY TITLES, IF ANY, WITH SIGNATURES GUARANTEED BY A MEMBER OF A NATIONAL SECURITIES EXCHANGE OR A UNITED STATES COMMERCIAL BANK OR A FOREIGN BANK HAVING A NEW YORK CITY CORRESPONDENT.

         Any shareholder may require the Fund to redeem his shares by making a written request directly to the Fund's Transfer Agent, American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743. Redemptions may be made by telephone upon the request of certain financial institutions who are holders of record of shares issued by the Fund, within the sole discretion of the Fund. The Fund has instructed its Transfer Agent to confirm the authenticity of any such request for redemption by telecopier and telephone. Proceeds of redemptions made by telephone will be sent only to the respective financial institution making the request. In the event that a telephone redemption which is honored by the Fund is unauthorized or fraudulent, the Fund could sustain losses.

         The redemption price will be the net asset value next determined by the Fund following receipt of the request. There is no redemption charge imposed by the Fund.

         The value of shareholder's shares on redemption may be more or less than the shareholder's cost depending upon the net asset value at the time.

         Payment for shares redeemed will normally be made within seven days after receipt of a written request duly executed. Redemption proceeds will be mailed upon clearance of the purchaser's check, which may take fifteen days or more. Investors who anticipate that they will redeem their shares prior to the expiration of such period, should pay for their shares by means of Federal Funds or bank wire transfer. The determination of the net asset value of the Fund's shares may be suspended and the right of redemption may be suspended or the payment date postponed when: (i) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than customary weekend and holiday closings; (ii) when an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) when the Securities and Exchange Commission by Order so permits for the protection of the shareholders of the Fund.

           DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS

         Dividend income will be incidental to the investment objective of growth of capital. The Fund will, at the end of each fiscal year, consider the declaration of a cash dividend from net investment income, if earned, and the distribution of net capital gains, if any, realized on investments. The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and realized capital gains.

         At the time a shareholder applies to purchase Fund shares, he automatically gives written authority to the Fund to receive as the shareholder's agent, income dividends and capital gains distributions, if any, and to cause them to be reinvested for his account in additional Fund shares at net asset value. However, a shareholder may, either at the time of purchase or at a later time, request in writing to the Fund that his income dividends and capital gains distributions, if any, be paid to him by check rather than reinvested in Fund shares. A shareholder who requests in writing that his dividends and distributions be paid to him by check may, at any time prior to a record date, elect to have subsequent dividends and distributions reinvested in Fund shares at net asset value.

         The Fund intends to qualify for treatment under Subchapter M of the Internal Revenue Code. In such case, the Fund will distribute any of its net income and gains to shareholders and shareholders may be proportionately liable for taxes on any income and gains of the Fund even though such income and gains may be realized before a shareholder's investment in the Fund. Shareholders not subject to taxes on their income will not be required to pay tax on any amounts distributed to them. Any distribution of net income or short-term capital gains will be taxed as dividends and any distribution of long-term capital gains will be taxed as long-term capital gains. The Fund will inform shareholders of the amount and nature of any such income or gains.

                                  TOTAL RETURN

         From time to time the Fund may advertise total return. Total return is based on historical results and is not intended to predict future performance.

         Total return is the change in value of an investment in the Fund over a given period of time, assuming reinvestment of any dividends and capital gains distributions. Average annual return is a hypothetical rate of return that, if achieved annually, would produce a cumulative total return if performance had been constant over the entire period of time. The Fund also may advertise a return which is calculated in a different manner (a "non-standardized quotation"). A non-standardized quotation of return measures the change in value of a hypothetical account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. In the event the Fund incurs any non-recurring charges, the reported total return for a period during which such charges were incurred would be higher than it would otherwise be if non-recurring charges were reflected.

                              SHAREHOLDER SERVICES

         The Fund offers the following shareholder services. For further details about such services write to or call the Fund.

EXCHANGE PRIVILEGE

         A shareholder of the Fund has the privilege of exchanging shares of the Fund for shares of The American Heritage Fund, Inc. ("AHF") by written notice to the Fund's Transfer Agent subject to the following:


         - Shares of AHF must be eligible for sale in the state of residence of the shareholder.


         - Shareholders may only exchange between accounts that are registered in the same name, address, and have the same taxpayer identification number.

         - A shareholder must have received a current Prospectus of AHF before the exchange.

         - Both the Fund and AHF reserve the right to temporarily or permanently terminate the exchange privilege.

         Exchanges may have tax consequences. Accordingly, you may wish to consult with your tax advisor before making any exchange.

AUTOMATIC WITHDRAWAL PLAN

         With an Automatic Withdrawal Plan, a shareholder can arrange for automatic distributions to be made monthly or quarterly in amounts not less than $1,000. An Automatic Withdrawal Plan may neither be opened nor maintained by a shareholder holding shares of the Fund having a total net asset value of less than $50,000.

IRA AND KEOGH PLANS

         A prototype defined contribution retirement plan and individual retirement account is available. Certain charges are imposed by Star Bank, N.A. and American Data Services, Inc. and shareholders should carefully review all documents provided in connection with such plan or account.

                                ADDITIONAL FACTS

ORGANIZATION

         The Fund was organized on February 14, 1994 under the laws of the State of New York.

CUSTODIAN

         Star Bank, N.A. 425 Walnut Street, Cincinnati, Ohio 45202 is the Custodian of the portfolio securities and monies of the Fund.
The Custodian performs no managerial or policy-making functions for the Fund.

CAPITALIZATION

         The authorized capital stock of the Fund consists of 250,000,000 shares of capital stock, $.001 par value per share. Each share has equal voting, dividend and liquidation rights.

TRANSFER AGENT

         American Data Services, Inc. ("ADS") 24 West Carver Street, Huntington, New York 11743 is the Fund's Transfer Agent.

ADMINISTRATIVE SERVICES

         The Fund has entered into an agreement with ADS whereby ADS maintains certain books, records and other documents that the Fund is required to keep and calculates the Fund's daily net asset value. The Fund has agreed to pay ADS a monthly fee ranging from 1/12th of .1% to 1/12th of .009% of the Fund's monthly net assets, depending on the amount of such assets.

SHAREHOLDER INQUIRIES

         Shareholder inquiries should be made by writing to American Data Services, Inc. at 24 West Carver Street, Huntington, New York 11743.

                                     PART B

                       AMERICAN HERITAGE GROWTH FUND, INC.



                              A NO-LOAD MUTUAL FUND



                           1370 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019
                                 (212) 397-3900
                                 (800) 828-5050




                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated *________*, 1997. A copy of the Fund's Prospectus may be obtained from the Fund without charge at the address set forth above.




                                *________*, 1997

                                TABLE OF CONTENTS


                                                                                                 PAGE NO.
Brokerage Allocation and Other Practices

Purchase of Certain Debt Securities

Investment Restrictions

Management

Control Persons and Principal Holders of Securities

Investment Advisory and Other Services

Total Return

Custodian

Independent Accountants

Transfer Agent

Financial Statements

                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

         American Heritage Management Corporation ("AHMC") places orders with brokers and dealers for the purchase and sale of securities for the Fund's portfolio. In performing this service, AHMC is required to place orders with the primary objective of obtaining the most favorable price and a reasonable execution for the Fund. Normally, over-the-counter transactions will be executed on a principal basis with a broker-dealer who makes a market in or is otherwise a traditional source of the security traded except in those cases in which the Fund can obtain a better price or execution on an agency basis. Transactions executed on an agency basis involve the payment of a brokerage commission.

         In selecting brokers and dealers to execute the Fund's portfolio transactions, AHMC may consider research, statistical and quotation services received by the Fund or AHMC from such other brokers. If such information is received and if it is, in fact, useful to AHMC, the information may tend to reduce its costs of providing investment advice to the Fund.

         Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e) permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer which supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of the commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody.

         AHMC may cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for such services. Research services so received by AHMC may be used by AHMC for the benefit of the Fund or any other client of AHMC. AHMC is of the opinion that the continued receipt of supplemental investment research services from broker-dealers will be essential to its provision of portfolio management services to the Fund. AHMC has represented that such commissions will not be paid by the Fund unless (a) AHMC determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction, (b) such payment is made in compliance with Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of AHMC, the total commissions paid by the Fund are reasonable in relation to the benefits to the Fund over the long term.

         It is anticipated that a substantial portion of the Fund's portfolio transactions will be allocated to Bear, Stearns & Co. Inc. ("Bear Stearns") and Thieme Securities, Inc. ("TSI"). Richard K. Parker is a Managing Director of Bear Stearns. Heiko H. Thieme is the Chief Executive Officer and sole shareholder of TSI. Except for executing portfolio transactions, neither Bear Stearns nor TSI is in any other respect associated with the Fund or in any way responsible for any investment advice or other service provided to the Fund by either Mr. Parker or Mr. Thieme personally or AHMC. See "Management."


         During the fiscal year ended January 31, 1997, the Fund paid an aggregate of approximately $138,000 in brokerage commissions of which approximately $115,000 was paid to Bear Stearns which represented approximately 84% of the total brokerage commissions paid by the Fund during such year. During the same year, approximately 92% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions were effected through Bear Stearns. The difference in the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through Bear Stearns is primarily a result of lower commission rates charged by Bear Stearns to the Fund on certain short term trades. During the same fiscal year, the Fund paid brokerage commissions of $320 to TSI which represented approximately .2% of the total brokerage commissions paid by the Fund during such year. During the same year, approximately .02% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions were effected through TSI. The difference in the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through TSI is primarily a result of the relatively low price of the security in the transaction effected through TSI. Richard K. Parker received compensation of approximately $37,000 from Bear Stearns in connection with brokerage commissions paid to it by the Fund during the fiscal year ended January 31, 1997.



                       PURCHASE OF CERTAIN DEBT SECURITIES

         The Fund may purchase high yield debt securities which are not investment grade, including securities referred to as "junk bonds" if as a result of such purchase, no more than 5% of the value of the Fund's net assets will be represented by such securities.

         An economic downturn or increase in interest rates is likely to have an adverse effect on the high yield securities market. The widespread expansion of government, consumer and corporate debt within the United States economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. The prices of high yield securities have been found to be less sensitive to interest rate changes than are those of higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect the ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In periods of economic uncertainty and change, increased volatility of market prices of high yield securities can be expected. To the extent that there is no established retail secondary market, there may be thin trading of high yield securities. In the absence of readily available market quotations, the valuation of high yield securities held by the Fund will be determined by the Fund's Board of Directors. The fulfillment of such responsibility may become difficult and judgment will play a greater role in valuation because there may be less reliable, objective data available.

                             INVESTMENT RESTRICTIONS

         In addition to the investment restrictions described in the Fund's Prospectus, the Fund operates under the following fundamental investment policies and restrictions which cannot be changed or eliminated without the approval of the lesser of (a) 67% or more of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. These policies and restrictions provide, in part, that the Fund may not:

         (1) Issue any of its securities (a) for services, or (b) for property other than cash or securities (including securities of which the Fund is the issuer), except as a dividend or distribution to its security holders or in connection with a reorganization;

         (2) Invest in companies for the purpose of exercising control or management;

         (3) Purchase or sell commodities or commodity contracts, including futures contracts;

         (4) Invest in oil, gas and other mineral leases, but the Fund shall not be prohibited from investing in marketable securities of companies investing in such leases;

         (5) Invest in real estate or real estate mortgage loans, but the Fund shall not be prohibited from investing in marketable securities of companies engaged in real estate activities or investments other than real estate limited partnerships.

         (6) Make short sales;

         (7) Underwrite securities issued by others; or

         (8) Issue bonds or other class of securities preferred over shares of the Fund in respect to the Fund's assets or earnings, except that the Fund may establish additional series of shares;

         The following investment limitations are not fundamental and may be changed without shareholder approval:

         (1) The Fund may not purchase warrants.

         (2) The Fund will not purchase securities of other investment companies unless purchased without the payment of any fee or charge other than regular brokerage commissions. Included as part of the foregoing restriction, the Fund will not purchase securities of any other open-end investment company other than for the purpose of seeking a return on the Fund's uninvested cash balance.

         (3) The Fund will not purchase securities (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be represented by issuers that, including predecessors, have then been in continuous operation for less than three years.

                                   MANAGEMENT

         The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund. The Fund does not have any advisory board.

Name and Address                    Positions Held With                   Principal Occupation(s)
                                    the Fund                              During the Past Five
                                                                          Years


Heiko H. Thieme*                    Chairman of the                       Chairman of the Board
1370 Avenue of the                  Board of Directors,                   of Directors, Chief
Americas                            Chief Executive                       Executive Officer and
New York, NY                        Officer and                           Secretary of the Fund
                                    Secretary                             and The American
                                                                          Heritage Fund, Inc.
                                                                          ("AHF") since February
                                                                          1990 and May 1994,
                                                                          respectively. Chief
                                                                          Executive Officer of
                                                                          AHMC and Thieme
                                                                          Associates, Inc.
                                                                          (investment advisor)
                                                                          since 1990. Chief
                                                                          Executive Officer of
                                                                          Thieme Securities, Inc.
                                                                          and Thieme Consulting,
                                                                          Inc. since 1996 and
                                                                          1995, respectively.
                                                                          Chief Executive Officer
                                                                          of The Thieme Fonds
                                                                          since May 1994.
                                                                          Consultant/Strategist
                                                                          for Deutsche Bank A.G.
                                                                          from 1989 until
                                                                          December 1993.

Richard K. Parker*                   Director                             President and Treasurer
245 Park Avenue                                                           of the Fund from May
New York, NY                                                              1994 to February 1997.
                                                                          President and treasurer
                                                                          of AHF and AHMC from
                                                                          February 1990 to
                                                                          February 1997. A
                                                                          Managing Director
                                                                          and Registered
                                                                          Representative of Bear,
                                                                          Stearns & Co. Inc.

John Gilbert                        Director                              Member of Parliament of
7 Redfield Lane                                                           the United Kingdom.
London, England                                                           Chairman of John
                                                                          Gilbert & Associates (a
                                                                          political and economic
                                                                          consultancy).

Eugene Sarver                       Director                              Associate Professor of
241 W. 97th St.                                                           Finance of Lubin School
New York, NY                                                              of Business - Graduate
                                                                          Division, Pace
                                                                          University until
                                                                          October 1996.
                                                                          Subsequent thereto,
                                                                          sole proprietor of
                                                                          Sarver International
                                                                          (financial and
                                                                          economic consulting)
                                                                          and Associate of
                                                                          Intercap
                                                                          Investments, Inc.



* An "Interested person" as defined in the Investment Company Act of 1940.

Each of the foregoing has held his respective positions with the Fund since February 1994 and is a member of the Board of Directors of AHF.


         Thieme Consulting, Inc., which is wholly owned by Mr. Thieme, provides consulting services to a company whose securities are held by the Fund and receives compensation therefor. Similar arrangements may be made with other companies whose securities may become held by the Fund.


         During the fiscal year ended January 31, 1997, no cash compensation was paid by the Fund to its executive officers or Directors.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         On May 2, 1997, Auer Von Welsbach, 9201 Krumperdorf, Bauptstrasse
118, Austria owned of record and beneficially approximately 8% of the shares of the Fund's outstanding capital stock. On the same date, National Financial Services, Inc., P.O. Box 3908, New York, NY 10008, owned of record approximately 7% of the shares of the Fund's outstanding capital stock.



                     INVESTMENT ADVISORY AND OTHER SERVICES


         Heiko H. Thieme may be deemed to control AHMC by virtue of his record and beneficial ownership of 90% of the outstanding capital stock thereof. Mr. Thieme acquired such stock on February 1, 1990. Mr. Thieme is the Chairman of the Board of Directors and the Chief Executive Officer of AHMC. Northern Westchester Industries, Inc., a corporation which is wholly owned by Richard K. Parker, is the record and beneficial owner of 10% of the outstanding capital stock of AHMC. See "Management".

         AHMC became the Fund's investment advisor on May 25, 1994. In connection with the Investment Advisory Agreement with AHMC, AHMC bears the expenses of the Fund's trading operations. Except as set forth below, all other expenses are borne by the Fund.


         During the fiscal years ended January 31, 1995, 1996 and 1997, the Fund incurred investment advisory fees to AHMC of $15,189, $59,258 and $51,874, respectively. Such fees were not paid, however, pursuant to the prior agreement by AHMC to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets as described in the Fund's Prospectus. In addition, AHMC reimbursed the Fund $7,270, $3,278 and $31,128 for the respective fiscal years ended January 31, 1995, 1996 and 1997 in connection with such prior agreement.



         During the Fund's fiscal year ended January 31, 1997, AHMC provided office space and administrative personnel utilized by the Fund for which it will not be reimbursed. AHMC is under no obligation to provide offices space or personnel in the future without reimbursement.


                                  TOTAL RETURN


         The Fund's average annual total return from May 25, 1994 until January 31, 1997 and for the fiscal year ended January 31, 1997 was approximately 16.1% and -4.7%, respectively. See "Total Return" in the Fund's Prospectus for a description of the method by which total return is computed.


                                    CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio is the Fund's Custodian. In such capacity, the Custodian maintains custody of the Fund's cash and securities.

                             INDEPENDENT ACCOUNTANTS

         Landsburg Platt Raschiatore & Dalton are the Fund's independent certified public accountants. The financial statements included herein have been examined by such firm to the extent set forth in their report.

                                 TRANSFER AGENT

         American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743 ("ADS") is the Fund's Transfer Agent. In such capacity, ADS maintains the Fund's capital stock records, effects issuances and transfers of capital stock, handles all correspondence with respect to shareholder accounts and processes redemptions.

                              FINANCIAL STATEMENTS


         The Fund's Annual Reports for the fiscal years ended January 31, 1996 and 1997 are being furnished with this Statement of Additional Information and are hereby incorporated by reference.

                                     PART C

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements (1)

              Financial Highlights and Related Ratios/Supplemental Data


              Statement of Assets and Liabilities at January 31, 1997



              Schedule of Investments in Securities at January 31, 1997



              Statement of Operations for the fiscal years ended
              January 31, 1996 and 1997



              Statement of Changes in Net Assets for the fiscal years ended January 31, 1996 and 1997


              Footnotes to Financial Statements

              Report of Independent Certified Public accountants

         (1)        Financial Highlights and Related
                    Ratios/Supplemental Data are included in
                    Part A of this Post-Effective Amendment. All other items are incorporated by reference in Part B of this Post-Effective Amendment.

         (b)        Exhibits

         1.         Certificate of Incorporation.*

         2.         By-Laws.**

         3.         Not Applicable.

         4.         Specimen Common Stock Certificate.*

         5. Amended Form of Investment Advisory Agreement by and between the Registrant and American Heritage Management Corporation.**

         6.         Not Applicable.

         7.         Not Applicable.

         8. Custodian Agreement of April 28, 1994 by and between the Registrant and Star Bank, N.A.*

         9(a). Form of Shareholder Servicing Agent Agreement by and between the Registrant and American Data Services, Inc.**

         9(b). Form of Fund Accounting Service Agreement by and between the Registrant and American Data Services, Inc.**

         10.        Not applicable.

         11.        Consent of Landsburg Platt Raschiatore & Dalton.

         12.        Not Applicable.

         13.        Not Applicable.

         14.        Not Applicable.

         15.        Not Applicable.

         16.        Schedule of computation of performance quotation.

         17.        Financial Data Schedule.

         18.        Not Applicable.
--------------

         *          Filed as Exhibit to Registration Statement on Form N-1A.

         ** Filed as Exhibit to Pre-Effective Amendment 1 to Registration Statement on Form N-1A.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


         Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


         On April 2, 1997, the shares of the Registrant's outstanding capital stock were held by 917 record holders.

ITEM 27.   INDEMNIFICATION

         Pursuant to the Registrant's Certificate of Incorporation and By-Laws, each director, officer and employee of the Registrant shall be indemnified by the Registrant in connection with any proceeding in which he has been made a party by reason of such capacity other than for liabilities resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Pursuant to a contract of insurance, which the Registrant intends to obtain, each of the Registrant's directors, officers and employees and its investment advisor will be insured against claims based upon any breach of duty, neglect, error, misstatement, misleading statement, omission or act wrongfully done or attempted other than actual or alleged fraud, dishonesty criminal or malicious acts or omissions unless such allegations are subsequently disproved.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


         Reference is made to the disclosure under the caption "Management" with respect to Mr. Thieme in Part B of this Registration Statement.


ITEM 29.  PRINCIPAL UNDERWRITERS

         Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         As used herein, the term "records" shall refer to accounts, books or other documents.

         The Registrant maintains physical possession of each record set forth in Rule 31a-1(b)(1) under the Investment Company Act of 1940 (the "Act") at 1370 Avenue of the Americas, New York, New York 10019, except that records relating to receipts and deliveries of portfolio securities are in the physical possession of Star Bank, N.A., 425 Walnut Street, ML 5127, Cincinnati, Ohio 45202 and records relating to securities issued by the Registrant are in the physical possession of American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743 ("ADS").

         The records referred to in Rule 31a-1(b)(2)(i)(a), (b) and (c) under the Act are in the physical possession of Star Bank, N.A.

         The records referred to in Rule 31a-1(a) and Rule 31a-1(b)(2)(i)(d),
(e) and (f) under the Act are in the physical possession of ADS.

         The records referred to in Rule 31a-1(b)(2)(ii), (iii) and (iv) and Rule 31a- 1(b)(3) and (8) under the Act are in the physical possession of ADS.

         The records referred to in Rule 31a-1(b)(2)(iv) and Rule 31a-1(b)(11) under the Act are in the physical possession of ADS.

         The records referred to in Rule 31a-1(b)(4), (5), (6), (7), (9), (10)
and (11) under the Act will be in the physical possession of the Registrant.

ITEM 31.  MANAGEMENT SERVICES

         Not applicable.

ITEM 32.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 5th day of May, 1997.




                                    AMERICAN HERITAGE GROWTH FUND, INC.



                                    By:       /s/ Heiko H. Thieme
                                        _________________________________
                                        Heiko H. Thieme, Chief Executive
                                                      Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                          Title                                 Date
---------                          -----                                 ----


/s/ Heiko H. Thieme
______________________             Chief                                 May 2, 1997
  Heiko H. Thieme                  Executive
                                   Officer,
                                   Principal
                                   Financial and
                                   Accounting
                                   Officer and
                                   Director

/s/ John Gilbert
______________________             Director                              May 2, 1997
  John Gilbert

/s/ Richard K. Parker
______________________             Director                              May 2, 1997
  Richard K. Parker

/s/ Eugene Sarver
______________________             Director                              May 2, 1997
  Eugene Sarver

                                EXHIBIT INDEX


       EXHIBIT
         NO.                     DESCRIPTION
       -------                   -----------

         (1)        Financial Highlights and Related
                    Ratios/Supplemental Data are included in
                    Part A of this Post-Effective Amendment. All other items are incorporated by reference in Part B of this Post-Effective Amendment.

         (b)        Exhibits

         1.         Certificate of Incorporation.*

         2.         By-Laws.**

         3.         Not Applicable.

         4.         Specimen Common Stock Certificate.*

         5. Amended Form of Investment Advisory Agreement by and between the Registrant and American Heritage Management Corporation.**

         6.         Not Applicable.

         7.         Not Applicable.

         8. Custodian Agreement of April 28, 1994 by and between the Registrant and Star Bank, N.A.*

         9(a). Form of Shareholder Servicing Agent Agreement by and between the Registrant and American Data Services, Inc.**

         9(b). Form of Fund Accounting Service Agreement by and between the Registrant and American Data Services, Inc.**

         10.        Not applicable.

         11.        Consent of Landsburg Platt Raschiatore & Dalton.

         12.        Not Applicable.

         13.        Not Applicable.

         14.        Not Applicable.

         15.        Not Applicable.

         16.        Schedule of computation of performance quotation.

         17.        Financial Data Schedule.

         18.        Not Applicable.
--------------

         *          Filed as Exhibit to Registration Statement on Form N-1A.

         ** Filed as Exhibit to Pre-Effective Amendment 1 to Registration Statement on Form N-1A.